Long-Term Debt - Additional Information - Senior unsecured bonds (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	May. 31, 2014	Nov. 30, 2013	Sep. 30, 2013
Ten Year Senior Unsecured Bonds [Member]
Debt Instrument [Line Items]
Senior unsecured bonds issued	$ 155,300,000		$ 174,200,000	$ 174,200,000
Fixed interest rate of bonds			4.96%	4.96%
Debt instrument collateral, description	The bonds are collateralized by first-priority mortgages on the two vessels to which the bonds relate, together with other related security.
Frequency of paying U.S. Dollar-denominated Term Loans	Semi-annual repayments
US Dollar Bonds Due in 2019 [Member]
Debt Instrument [Line Items]
Senior unsecured bonds issued		$ 300,000,000
Fixed interest rate of bonds		6.00%
Logitel Offshore Holding [Member] | Guaranteed by Partnership and Subsidiaries [Member]
Debt Instrument [Line Items]
Senior unsecured bonds issued	$ 18,800,000
Senior bonds issued face amount	$ 20,000,000